COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2015
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments under non-cancellable operating leases

        Future minimum payments under non-cancellable operating leases as of February 28, 2015 were as follows:

Fiscal year ending
February 2016	$60,286,173
February 2017	51,011,851
February 2018	44,885,710
February 2019	37,426,994
February 2020	26,260,513
Thereafter	45,070,936

Total	$264,942,177